Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities Available for Sale
Amortized Cost	$ 268,527,401	$ 300,997,297
Gross Unrealized Gains	973,490	3,408,251
Gross Unrealized Losses	(1,200,480)	(514,701)
Fair Value	268,300,411	303,890,847
Securities Held to Maturity
Fair Value	41,909	45,635
Available-for-sale Amortized Cost [Abstract]
Due in One Year or Less	125,000
Due After One Year Through Five Years	2,758,034
Due After Five Years Through Ten Years	1,882,647
Due After Ten Years	574,868
Total	5,340,549
Mortgage-Backed Securities	263,186,852
Amortized Cost	268,527,401
Available-for-sale Fair Value [Abstract]
Due in One Year or Less	125,665
Due After One Year Through Five Years	2,892,955
Due After Five Years Through Ten Years	1,882,228
Due After Ten Years	340,489
Total	5,241,337
Mortgage-Backed Securities	263,059,074
Fair Value	268,300,411
Held-to-maturity Amortized Cost [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	41,467
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	41,467
Mortgage-Backed Securities	0
Amortized Cost	41,467
Held-to-maturity Fair Value [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	41,909
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	41,909
Mortgage-Backed Securities	0
Fair Value	41,909
Proceeds from sale of investment securities available for sale	227,690,806	342,672,937	286,387,727
Available-for-sale securities, gross realized gains	3,084,666	2,978,193	2,617,062
Available-for-sale securities, gross realized losses	247,202	54,592	0
Fair value of securities on nonaccrual status	132,427	132,427
Investment securities pledged	117,450,817	136,838,456
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	143,534,503	27,663,436
12 Months or Greater, Fair value	132,427	1,195,620
Total, Fair Value	143,666,930	28,859,056
Less Than 12 Months, Gross Unrealized Losses	(966,284)	(209,606)
12 Months or Greater, Gross Unrealized Losses	(234,196)	(305,571)
Total, Unrealized Losses	(1,200,480)	(515,177)
Debt securities with unrealized losses, depreciated (in hundredths)	0.84%
Number of asset-backed security owned	1
Periods for asset-backed security in continuous unrealized loss position, minimum	12 months
Number of issuance of trust preferred security	1
Book value of trust preferred security	366,623
Unrealized loss on trust preferred security	234,196
Other than temporary impairment written off	59,568	53,058		520,751
US Government Agencies Mortgage-Backed [Member]
Securities Available for Sale
Amortized Cost	263,186,852	291,096,606
Gross Unrealized Gains	833,920	3,152,095
Gross Unrealized Losses	(961,698)	(187,902)
Fair Value	263,059,074	294,060,799
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	142,103,991	26,439,317
12 Months or Greater, Fair value	0	0
Total, Fair Value	142,103,991	26,439,317
Less Than 12 Months, Gross Unrealized Losses	(961,698)	(187,902)
12 Months or Greater, Gross Unrealized Losses	0	0
Total, Unrealized Losses	(961,698)	(187,902)
State, County & Municipal [Member]
Securities Available for Sale
Amortized Cost	3,973,926	7,474,500
Gross Unrealized Gains	34,670	132,226
Gross Unrealized Losses	(4,586)	(23,035)
Fair Value	4,004,010	7,583,691
Securities Held to Maturity
Amortized Cost	41,467	46,111
Gross Unrealized Gains	442	0
Gross Unrealized Losses	0	(476)
Fair Value	41,909	45,635
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	1,430,512	1,224,119
12 Months or Greater, Fair value	0	73,193
Total, Fair Value	1,430,512	1,297,312
Less Than 12 Months, Gross Unrealized Losses	(4,586)	(21,704)
12 Months or Greater, Gross Unrealized Losses	0	(1,807)
Total, Unrealized Losses	(4,586)	(23,511)
Corporate Obligations [Member]
Securities Available for Sale
Amortized Cost	1,000,000	2,000,000
Gross Unrealized Gains	104,900	123,930
Gross Unrealized Losses	0	(10,000)
Fair Value	1,104,900	2,113,930
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value		0
12 Months or Greater, Fair value		990,000
Total, Fair Value		990,000
Less Than 12 Months, Gross Unrealized Losses		0
12 Months or Greater, Gross Unrealized Losses		(10,000)
Total, Unrealized Losses		(10,000)
Asset-Backed Securities [Member]
Securities Available for Sale
Amortized Cost	366,623	426,191
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(234,196)	(293,764)
Fair Value	132,427	132,427
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	0	0
12 Months or Greater, Fair value	132,427	132,427
Total, Fair Value	132,427	132,427
Less Than 12 Months, Gross Unrealized Losses	0	0
12 Months or Greater, Gross Unrealized Losses	(234,196)	(293,764)
Total, Unrealized Losses	$ (234,196)	$ (293,764)